Balance Sheet Components - Other Prepaid Expenses and Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Prepaid insurance	$ 695	$ 111
Prepaid subscriptions	1,232	703
Interest receivable	698	108
Tax receivable	1,114	614
Other	762	95
Total other prepaid expenses and current assets	$ 4,501	$ 1,631